12. Income Taxes: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2017	2016	2015
Statutory Federal income tax rate	34.0%	34.0%	34.0%
Tax Reform Act Impact	(13.0)	.-	.-
Tax effect of S corporation status	2.9	74.6	(12.6)
Tax exempt income	(9.8)	(24.2)	(4.5)
Miscellaneous	.7	(.9)	-
Effective Tax Rate	14.8%	83.5%	16.9%